12. Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Operating lease asset and liability) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Office lease	$ 157,213	$ 157,213
Less: accumulated amortization	(70,655)	(28,814)
Right-of-use assets, net	86,558	128,399
Office lease	94,671	138,940
Less: current portion	(53,384)	(44,270)
Long term portion	$ 41,287	$ 94,670